Accumulated Other Comprehensive Income Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at year-end, beginning balance	$ (44)	$ (48)	$ (2)
Other comprehensive income (loss) before reclassifications	6	2	(54)
Amounts reclassified from accumulated other comprehensive loss	(6)	2	8
Net other comprehensive (loss) income	0	4	(46)
Balance at year-end, ending balance	(44)	(44)	(48)
Other comprehensive income (loss), before reclassifications, other derivative instrument adjustments, deferred tax		(1)	14
Other comprehensive income (loss), before reclassifications, unrealized gains on available-for-sale securities, deferred tax	(2)	4
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at year-end, beginning balance	(32)	(37)	(4)
Other comprehensive income (loss) before reclassifications	1	4	(31)
Amounts reclassified from accumulated other comprehensive loss	0	1	(2)
Net other comprehensive (loss) income	1	5	(33)
Balance at year-end, ending balance	(31)	(32)	(37)
Other Derivative Instrument Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at year-end, beginning balance	(19)	(18)	2
Other comprehensive income (loss) before reclassifications	0	(2)	(20)
Amounts reclassified from accumulated other comprehensive loss	0	1	0
Net other comprehensive (loss) income	0	(1)	(20)
Balance at year-end, ending balance	(19)	(19)	(18)
Unrealized Gains (Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at year-end, beginning balance	7	7	0
Other comprehensive income (loss) before reclassifications	5	0	(3)
Amounts reclassified from accumulated other comprehensive loss	(6)	0	10
Net other comprehensive (loss) income	(1)	0	7
Balance at year-end, ending balance	$ 6	$ 7	$ 7